Summary of significant accounting policies - VIE (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Variable Interest Entity [Line Items]
Current assets	$ 29,705,028	$ 21,339,634
Total assets	30,482,631	22,075,997
Total liabilities	(8,145,080)	(2,862,355)
Nongyuan Network (VIE)
Variable Interest Entity [Line Items]
Current assets	1,003,603	481,228
Non-current assets	89,182	71,239
Total assets	1,092,785	552,467
Total liabilities	(837,640)	(272,715)
Net assets	$ 255,145	$ 279,752